Acquisitions and disposals - Disclosure of Detailed Information about Deal Completion and Acquired Business (Details)	Oct. 08, 2024 factory	Jun. 01, 2024 brand	Feb. 01, 2024	Aug. 01, 2023	Jan. 10, 2023
Disclosure of detailed information about business combination [line items]
Number of brands | brand		20
Number of factories | factory	4
K18
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			91.88%
Zywie Ventures Private Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					51.00%
Yasso
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				100.00%